Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Costs and expenses by nature
Payroll	[1]	R$ 207,511	R$ 212,683		R$ 159,428
Sales and marketing		67,532	54,212		36,804
Depreciation and amortization		51,474	62,445	[2]	56,284	[2]
Material		13,023	17,911		16,911
Consulting and advisory services		14,732	11,927		16,843
Maintenance		8,909	6,420		5,644
Utilities, cleaning and security		6,269	7,085		7,013
Contingencies		4,763	3,707		317
Leases		2,929	3,796		6,170
Taxes		2,075	1,705		1,235
Impairment losses	[3]		51,022		33,537
Other expenses		2,690	4,927		5,288
Total		381,908	437,840		345,474
Costs of services		221,452	211,547		184,161
General and administrative expenses		73,852	125,344		90,667
Selling expenses		86,604	100,949		70,646
Classes of employee benefits expense [abstract]
Salaries, bonuses, short-term benefits, related social charges and other employee related expenses		195,688	186,311		151,978
Share-based compensation plan		R$ 11,823	R$ 26,372		R$ 7,450

[1]	Payroll expenses include for the year ended December 31, 2020 R$195,688 (2019 - R$ 186,311, 2018 — R$ 151,978) related to salaries, bonuses, short-term benefits, related social charges and other employee related expenses, and R$ 11,823 (2019 R$ 26,372, 2018 R$ 7,450) related to share-based compensation.
[2]	From the total depreciation and amortization, R$ 36,757 (2019 - R$ 24,857, 2018 — R$ 20,472) relates Cost of services, R$ 11,463 (2019 - R$ 12,721, 2018 — R$ 10,945) relates to General and administrative expenses and R$ 3,255 (2019 - R$ 24,867, 2018 — R$ 24,867) relates to Selling expenses.
[3]	The impairment losses occurred in 2019 due to the excess of the undergraduate presential segment's carrying amount over its respective recoverable amount, firstly allocated to segment's goodwill and the remainder proportionally allocated to other intangible assets. From the total impairment losses occurred in the year of 2019, R$ 186 relates to Cost of services, R$ 43,200 (2018 — R$ 33,537) relates to General and administrative expenses and R$ 7,636 relates to Selling expenses